Common and Preferred Stock, Additional Paid-In Capital and Dividends, Issuance of Common Stock and Warrants as Part of June 2022 Registered Direct Offering (Details) - USD ($)
$ / shares in Units, $ in Thousands
			12 Months Ended
	Oct. 07, 2022	Jun. 03, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 06, 2022	Jun. 30, 2022
Issuance of Common Stock and Warrants [Abstract]
Gross proceeds			$ 4,556	$ 0	$ 0
Pre-Funded Warrants [Member]
Issuance of Common Stock and Warrants [Abstract]
Offering price (in dollars per share)		$ 10
Warrants issued (in shares)		9,603,000
Number of securities called by warrants (in shares)							480,150
Exercise price (in dollars per share)		$ 0.002
June 2022 Warrants [Member]
Issuance of Common Stock and Warrants [Abstract]
Warrants issued (in shares)		14,303,000
Number of securities called by warrants (in shares)							715,150
Term of warrant			5 years
Gross proceeds	$ 4,827
Exercise price (in dollars per share)						$ 10	$ 10
June 2022 Registered Direct Offering [Member]
Issuance of Common Stock and Warrants [Abstract]
Shares registered under direct offering (in shares)		235,000
Offering price (in dollars per share)		$ 10
Gross proceeds		$ 7,151
Underwriting discounts, commissions and other offering expenses		$ 544